UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7882

Name of Fund: Master Enhanced International Series of Quantitative Master Series
              Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
        Officer, Master Enhanced International Series of Quantitative Master Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/05

Date of reporting period: 01/01/05 - 03/31/05

Item 1 - Schedule of Investments

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Africa - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
South                 Beverages - 0.2%                         26,036   SABMiller Plc                                  $     407,604
Africa - 0.2%
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        Total Common Stocks in Africa        407,604
------------------------------------------------------------------------------------------------------------------------------------
North America - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%        Oil & Gas - 0.0%                            237   Ship Finance International Ltd.                        4,811
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Bermuda                         4,811
------------------------------------------------------------------------------------------------------------------------------------
United States - 0.0%  Media - 0.0%                                  3   News Corp. Class B                                        53
                      --------------------------------------------------------------------------------------------------------------
0.0%                                                                    Total Common Stocks in the United States                  53
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in North America                   4,864
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 26.9%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 4.9%      Airlines - 0.1%                          99,238   Qantas Airways Ltd.                                  272,518
                      --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.3%                         19,292   Coca-Cola Amatil Ltd.                                128,042
                                                               97,784   Foster's Group Ltd.                                  388,038
                                                                8,888   Lion Nathan Ltd.                                      49,846
                                                               31,839   Southcorp Ltd.                                       104,181
                                                                                                                       -------------
                                                                                                                             670,107
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.1%                    8,242   Australian Wealth Management Ltd. (b)                  6,631
                                                                3,597   Macquarie Bank Ltd.                                  133,642
                                                                1,109   Perpetual Trustees Australia Ltd.                     49,044
                                                                                                                       -------------
                                                                                                                             189,317
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.0%                            890   Orica Ltd.                                            12,564
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.2%                  41,542   Australia & New Zealand Banking                      662,621
                                                                        Group Ltd.
                                                               28,466   Commonwealth Bank of Australia                       769,816
                                                               29,651   National Australia Bank Ltd.                         650,251
                                                                   60   National Australia Bank Ltd. (a)                       6,585
                                                               45,160   Westpac Banking Corp.                                664,785
                                                                                                                       -------------
                                                                                                                           2,754,058
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services &                    12,071   Brambles Industries Ltd.                              74,233
                      Supplies - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Construction &                            4,085   Leighton Holdings Ltd.                                32,232
                      Engineering - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.2%            65,758   CSR Ltd.                                             125,133
                                                               24,299   Rinker Group Ltd.                                    203,002
                                                                                                                       -------------
                                                                                                                             328,135
                      --------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.1%            23,312   Amcor Ltd.                                           129,116
                      --------------------------------------------------------------------------------------------------------------
                      Distributors - 0.0%                      14,647   Pacific Brands Ltd.                                   28,439
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial                    15,171   Suncorp-Metway Ltd.                                  228,022
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            32,158   Telstra Corp. Ltd.                                   126,618
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.2%          34,628   Coles Myer Ltd.                                      252,061
                                                               20,462   Woolworths Ltd.                                      254,046
                                                                                                                       -------------
                                                                                                                             506,107
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.0%                     16,340   Futuris Corp. Ltd.                                    26,291
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                     17,184   Australian Gas Light Co., Ltd.                       188,756
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                   4,403   Ansell Ltd.                                           33,515
                      Supplies - 0.0%                           1,399   Cochlear Ltd.                                         35,496
                                                                                                                       -------------
                                                                                                                              69,011
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                  22,468   Mayne Group Ltd.                               $      67,087
                      Services - 0.1%                           6,800   Sonic Healthcare Ltd.                                 63,385
                                                                                                                       -------------
                                                                                                                             130,472
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                     7,896   Aristocrat Leisure Ltd.                               62,179
                      Leisure - 0.1%                            9,192   TABCORP Holdings Ltd.                                119,669
                                                                                                                       -------------
                                                                                                                             181,848
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.0%                       10,007   Computershare Ltd.                                    43,427
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.1%           6,753   Wesfarmers Ltd.                                      207,593
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.4%                         35,389   AMP Ltd.                                             193,816
                                                               18,315   AXA Asia Pacific Holdings Ltd.                        59,504
                                                               56,907   Insurance Australia Group Ltd.                       279,090
                                                               39,614   QBE Insurance Group Ltd.                             456,280
                                                                                                                       -------------
                                                                                                                             988,690
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.2%                            106,582   John Fairfax Holdings Ltd.                           344,627
                                                                4,056   Publishing & Broadcasting Ltd.                        48,287
                                                                                                                       -------------
                                                                                                                             392,914
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.8%                   18,416   Alumina Ltd.                                          83,907
                                                               97,143   BHP Billiton Ltd.                                  1,342,842
                                                                    1   BlueScope Steel Ltd.                                       7
                                                                6,134   Iluka Resources Ltd.                                  26,951
                                                               11,199   OneSteel Ltd.                                         22,437
                                                                5,220   Rio Tinto Ltd.                                       182,272
                                                               43,482   WMC Resources Ltd.                                   268,075
                                                                                                                       -------------
                                                                                                                           1,926,491
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.0%                  16,870   Harvey Norman Holdings Ltd.                           35,365
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 0.2%                         14,770   Santos Ltd.                                          102,828
                                                               16,056   Woodside Petroleum Ltd.                              301,809
                                                                                                                       -------------
                                                                                                                             404,637
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%           35,550   PaperlinX Ltd.                                       112,749
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.4%                       41,673   CFS Gandel Retail Trust (b)                           51,014
                                                               10,372   Commonwealth Property Office Fund                      9,949
                                                               21,530   DB RREEF Trust                                        21,484
                                                               52,074   General Property Trust                               143,001
                                                               20,327   ING Industrial Fund                                   32,077
                                                               40,573   Investa Property Group                                65,281
                                                                  451   Lend Lease Corp., Ltd.                                 4,396
                                                               26,438   Macquire Goodman Group                                77,714
                                                               17,110   Stockland (b)                                         77,175
                                                               29,945   Westfield Group                                      375,025
                                                                                                                       -------------
                                                                                                                             857,116
                      --------------------------------------------------------------------------------------------------------------
                      Transportation                          153,053   Macquarie Infrastructure Group                       426,220
                      Infrastructure - 0.2%                     3,855   Patrick Corp. Ltd.                                    17,534
                                                               16,960   Transurban Group                                      92,623
                                                                                                                       -------------
                                                                                                                             536,377
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Australia                  11,453,203
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -           Airlines - 0.0%                          29,000   Cathay Pacific Airways Ltd.                           54,658
1.5%                  --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.2%                 134,143   BOC Hong Kong Holdings Ltd.                          246,809
                                                               12,954   Hang Seng Bank Ltd.                                  171,904
                                                                                                                       -------------
                                                                                                                             418,713
                      --------------------------------------------------------------------------------------------------------------
                      Distributors - 0.0%                       1,000   Li & Fung Ltd.                                         1,821
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.2%                31,500   CLP Holdings Ltd.                                    179,323
                                                               25,000   Cheung Kong Infrastructure                            71,801
                                                                        Holdings Ltd.
                                                               16,500   HongKong Electric Holdings                            73,410
                                                                                                                       -------------
                                                                                                                             324,534
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%              43,000   Johnson Electric Holdings Ltd.                        38,869
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                   86,034   Kingboard Chemical Holdings Ltd.               $     257,020
                      Instruments - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                     48,792   Hong Kong & China Gas                                 96,028
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                    14,391   Shangri-La Asia Ltd.                                  21,035
                      Leisure - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.0%                22,149   Techtronic Industries Co.                             48,987
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.2%          53,643   Hutchison Whampoa Ltd.                               455,660
                                                               16,500   Swire Pacific Ltd. Class B                            24,541
                                                                                                                       -------------
                                                                                                                             480,201
                      --------------------------------------------------------------------------------------------------------------
                      Marine - 0.0%                             3,953   Orient Overseas International Ltd.                    19,057
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.6%                       45,600   Cheung Kong Holdings Ltd.                            404,880
                                                               34,000   Henderson Land Development Co.,                      151,269
                                                                        Ltd.
                                                               66,838   New World Development Ltd.                            65,558
                                                               22,355   Sino Land Co.                                         20,207
                                                               41,600   Sun Hung Kai Properties Ltd.                         377,365
                                                               32,500   Swire Pacific Ltd. Class A                           257,313
                                                               13,000   Wharf Holdings Ltd.                                   41,087
                                                                                                                       -------------
                                                                                                                           1,317,679
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.0%                        1,240   MTR Corp.                                              1,908
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors & Semiconductor            3,000   ASM Pacific Technology                                12,924
                      Equipment - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.1%                  36,000   Esprit Holdings Ltd.                                 245,790
                      --------------------------------------------------------------------------------------------------------------
                      Transportation                           19,702   Hopewell Holdings                                     46,480
                      Infrastructure - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication               33,400   Hutchison Telecommunications
                      Services - 0.0%                                   International Ltd. (b)                                31,904
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Hong Kong                   3,417,608
------------------------------------------------------------------------------------------------------------------------------------
Japan - 19.5%         Air Freight & Logistics - 0.2%           36,100   Yamato Transport Co., Ltd.                           517,739
                      --------------------------------------------------------------------------------------------------------------
                      Airlines - 0.1%                          13,000   All Nippon Airways Co., Ltd.                          44,484
                                                               38,000   Japan Airlines Corp.                                 111,200
                                                                                                                       -------------
                                                                                                                             155,684
                      --------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.4%                   16,200   Aisin Seiki Co., Ltd.                                369,559
                                                               11,200   Denso Corp.                                          279,581
                                                                6,000   NOK Corp.                                            143,325
                                                                3,000   Sanden Corp.                                          15,062
                                                                1,000   Toyoda Gosei Co., Ltd.                                18,100
                                                                7,800   Toyota Industries Corp.                              220,232
                                                                                                                       -------------
                                                                                                                           1,045,859
                      --------------------------------------------------------------------------------------------------------------
                      Automobiles - 1.9%                       19,500   Honda Motor Co., Ltd.                                979,011
                                                               62,600   Nissan Motor Co., Ltd.                               643,207
                                                               72,400   Toyota Motor Corp.                                 2,700,785
                                                                3,000   Yamaha Motor Co., Ltd.                                51,468
                                                                                                                       -------------
                                                                                                                           4,374,471
                      --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.2%                         17,000   Asahi Breweries Ltd.                                 220,765
                                                               18,000   Kirin Brewery Co., Ltd.                              175,860
                                                                9,000   Sapporo Holdings Ltd. (g)                             42,240
                                                                4,000   Takara Holdings, Inc.                                 28,085
                                                                                                                       -------------
                                                                                                                             466,950
                      --------------------------------------------------------------------------------------------------------------
                      Building Products - 0.3%                 24,000   Asahi Glass Co., Ltd.                                253,553
                                                                5,000   Central Glass Co., Ltd.                               31,834
                                                                3,000   Daikin Industries Ltd.                                75,729
                                                                8,000   JS Group Corp. (g)                                   147,195
                                                                4,000   Sanwa Shutter Corporation                             22,027
                                                               12,000   Toto Ltd.                                            103,216
                                                                                                                       -------------
                                                                                                                             633,554
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.4%                   24,000   Daiwa Securities Group, Inc.                   $     158,414
                                                                2,000   Jafco Co., Ltd. (b)                                  125,841
                                                               24,000   Nikko Cordial Corp.                                  120,269
                                                               41,000   Nomura Holdings, Inc.                                574,981
                                                                                                                       -------------
                                                                                                                             979,505
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.8%                         24,000   Asahi Kasei Corp.                                    118,474
                                                               18,000   Dainippon Ink and Chemicals, Inc.                     49,308
                                                               11,000   Denki Kagaku Kogyo Kabushiki                          39,903
                                                                        Kaisha
                                                                8,000   Ishihara Sangyo Kaisha Ltd.                           18,549
                                                                1,000   JSR Corp.                                             19,774
                                                               10,000   Kuraray Co., Ltd.                                     89,473
                                                              121,000   Mitsubishi Chemical Corp.                            386,892
                                                                9,000   Mitsubishi Gas Chemical Co., Inc.                     42,324
                                                               12,000   Mitsubishi Rayon Co., Ltd.                            44,428
                                                               15,000   Mitsui Chemicals, Inc.                                84,003
                                                                4,000   Nissan Chemical Industries Ltd.                       34,592
                                                                2,970   Nitto Denko Corp.                                    156,053
                                                                4,400   Shin-Etsu Chemical Co., Ltd.                         167,016
                                                               39,000   Showa Denko KK                                       102,459
                                                               31,000   Sumitomo Chemical Co., Ltd.                          153,609
                                                               20,000   Teijin Ltd.                                           85,640
                                                               39,000   Toray Industries, Inc.                               175,383
                                                               11,000   Tosoh Corp.                                           54,506
                                                                9,000   Ube Industries Ltd.                                   18,596
                                                                4,000   Zeon Corp.                                            29,993
                                                                                                                       -------------
                                                                                                                           1,870,975
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.7%                  30,000   The Bank of Yokohama Ltd. (b)                        183,433
                                                                6,000   The Chiba Bank Ltd.                                   38,930
                                                                1,000   The Gunma Bank Ltd.                                    5,787
                                                               21,000   Hokuhoku Financial Group, Inc.                        63,809
                                                                   74   Mitsubishi Tokyo Financial Group, Inc.               643,418
                                                               13,000   Mitsui Trust Holdings, Inc.                          129,563
                                                                   98   Mizuho Financial Group, Inc.                         464,529
                                                              194,000   Resona Holdings, Inc. (b)                            389,959
                                                              101,100   Shinsei Bank Ltd.                                    576,580
                                                               15,000   The Shizuoka Bank Ltd.                               151,879
                                                               59,000   The Sumitomo Trust & Banking Co.,                    385,574
                                                                        Ltd.
                                                                  153   UFJ Holdings, Inc.                                   806,769
                                                                                                                       -------------
                                                                                                                           3,840,230
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services &                     1,700   Benesse Corp.                                         57,853
                      Supplies - 0.2%                          11,000   Dai Nippon Printing Co., Ltd.                        179,871
                                                                4,000   Secom Co., Ltd.                                      166,791
                                                               10,000   Toppan Printing Co., Ltd.                            109,761
                                                                                                                       -------------
                                                                                                                             514,276
                      --------------------------------------------------------------------------------------------------------------
                      Communications                            2,000   Uniden Corp.                                          41,604
                      Equipment - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.6%           80,000   Fujitsu Ltd.                                         481,675
                                                               49,000   NEC Corp.                                            296,859
                                                                3,500   Seiko Epson Corp.                                    130,236
                                                              135,000   Toshiba Corp.                                        565,445
                                                                                                                       -------------
                                                                                                                           1,474,215
                      --------------------------------------------------------------------------------------------------------------
                      Construction &                            2,627   COMSYS Holdings Corp.                                 22,080
                      Engineering - 0.2%                        5,000   JGC Corp.                                             54,693
                                                               33,000   Kajima Corp.                                         136,677

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                               14,000   Obayashi Corp.                                 $      86,518
                                                                5,000   Okumura Corp.                                         30,479
                                                                5,000   Shimizu Corp.                                         25,664
                                                               14,000   Taisei Corp.                                          52,618
                                                                                                                       -------------
                                                                                                                             408,729
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%            11,000   Sumitomo Osaka Cement Co., Ltd.                       28,899
                                                               34,000   Taiheiyo Cement Corp.                                 95,681
                                                                                                                       -------------
                                                                                                                             124,580
                      --------------------------------------------------------------------------------------------------------------
                      Consumer Finance - 0.4%                   4,400   Acom Co., Ltd.                                       298,242
                                                                4,900   Credit Saison Co., Ltd.                              176,832
                                                                1,400   Hitachi Capital Corp.                                 26,963
                                                                2,250   Promise Co., Ltd.                                    154,193
                                                                3,610   Takefuji Corp.                                       243,682
                                                                                                                       -------------
                                                                                                                             899,912
                      --------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.1%             7,000   Toyo Seikan Kaisha Ltd.                              130,301
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication               125   Nippon Telegraph & Telephone Corp.                   548,102
                      Services - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 1.0%                 9,800   Chubu Electric Power Co., Inc.                       235,929
                                                                3,621   Electric Power Development Co.                       111,717
                                                                4,700   Hokkaido Electric Power Co., Inc.                     95,793
                                                               24,100   The Kansai Electric Power Co., Inc.                  484,433
                                                               19,100   Kyushu Electric Power Co., Inc.                      407,143
                                                               13,300   Tohoku Electric Power Co., Inc.                      247,075
                                                               28,100   The Tokyo Electric Power Co., Inc.                   683,059
                                                                                                                       -------------
                                                                                                                           2,265,149
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.3%              16,000   Fuji Electric Holdings Co., Ltd.                      50,561
                                                                8,000   Fujikura Ltd.                                         35,153
                                                                1,000   Furukawa Electric Co., Ltd.                            4,591
                                                                  601   Matsushita Electric Works Ltd.                         5,186
                                                               91,000   Mitsubishi Electric Corp. (b)                        472,186
                                                               18,000   Sumitomo Electric Industries Ltd.                    192,016
                                                                1,000   Ushio, Inc.                                           19,166
                                                                                                                       -------------
                                                                                                                             778,859
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                    1,000   Alps Electric Co., Ltd.                               15,959
                      Instruments - 0.6%                        6,000   Citizen Watch Co., Ltd.                               57,723
                                                                4,000   Dainippon Screen Manufacturing Co.,                   27,113
                                                                        Ltd.
                                                               74,000   Hitachi Ltd.                                         460,770
                                                                  200   Hoya Corp.                                            22,064
                                                                  800   Mabuchi Motor Co., Ltd.                               48,168
                                                                5,100   Murata Manufacturing Co., Ltd.                       274,168
                                                                3,000   Oki Electric Industry Co., Ltd.                       12,678
                                                                7,000   Omron Corp.                                          153,141
                                                                2,200   TDK Corp.                                            150,972
                                                                3,000   Taiyo Yuden Co., Ltd.                                 32,564
                                                                7,000   Yokogawa Electric Corp.                               95,026
                                                                                                                       -------------
                                                                                                                           1,350,346
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.2%          11,000   Aeon Co., Ltd.                                       186,247
                                                                1,182   Circle K Sunkus Co., Ltd.                             27,240
                                                                  200   Lawson, Inc.                                           7,367
                                                                8,000   Seven-Eleven Japan Co., Ltd.                         234,854
                                                                4,000   UNY Co., Ltd.                                         48,168
                                                                                                                       -------------
                                                                                                                             503,876
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.4%                     39,000   Ajinomoto Co., Inc.                                  476,926
                                                                  200   Ariake Japan Co., Ltd.                                 5,011

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                2,000   Kikkoman Corp.                                 $      20,101
                                                                6,000   Meiji Dairies Corp.                                   33,770
                                                                6,000   Nichirei Corp.                                        22,831
                                                                2,100   Nissin Food Products Co., Ltd.                        55,072
                                                                1,000   Snow Brand Milk Products Co., Ltd. (b)                 3,310
                                                                3,000   Yakult Honsha Co., Ltd.                               57,919
                                                               32,000   Yamazaki Baking Co., Ltd.                            302,767
                                                                                                                       -------------
                                                                                                                             977,707
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.2%                    106,000   Osaka Gas Co., Ltd.                                  327,038
                                                               40,000   Tokyo Gas Co., Ltd.                                  161,556
                                                                                                                       -------------
                                                                                                                             488,594
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                   6,000   Olympus Corp.                                        140,239
                      Supplies - 0.1%                           4,400   Terumo Corp.                                         132,872
                                                                                                                       -------------
                                                                                                                             273,111
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                     500   Alfresa Holdings Corp. (g)                            20,709
                      Services - 0.0%                           2,400   MEDICEO Holdings Co., Ltd.                            31,975
                                                                  500   Nichii Gakkan Co.                                     15,099
                                                                                                                       -------------
                                                                                                                              67,783
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                     2,000   Oriental Land Co., Ltd. (g)                          130,890
                      Leisure - 0.1%                              900   Saizeriya Co., Ltd.                                   13,034
                                                                                                                       -------------
                                                                                                                             143,924
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 1.4%                 5,000   Casio Computer Co., Ltd.                              66,146
                                                                2,500   Daito Trust Construction Co., Ltd.                   105,180
                                                                9,000   Daiwa House Industry Co., Ltd.                       103,665
                                                                3,000   Makita Corp.                                          54,918
                                                               53,000   Matsushita Electric Industrial Co., Ltd.             782,910
                                                               17,400   Pioneer Corp. (g)                                    313,805
                                                              107,000   Sanyo Electric Co., Ltd.                             334,125
                                                               11,000   Sekisui Chemical Co., Ltd.                            80,114
                                                               12,000   Sekisui House Ltd.                                   128,459
                                                               25,000   Sharp Corp.                                          379,114
                                                               23,700   Sony Corp.                                           960,491
                                                                  600   Sony Corp. (a)                                         9,660
                                                                                                                       -------------
                                                                                                                           3,318,587
                      --------------------------------------------------------------------------------------------------------------
                      Household Products - 0.2%                17,000   Kao Corp.                                            391,782
                                                                1,100   Uni-Charm Corp.                                       49,467
                                                                                                                       -------------
                                                                                                                             441,249
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.2%                        5,278   CSK Corp.                                            220,081
                                                                  700   Itochu Techno-Science Corp.                           22,709
                                                                   35   NTT Data Corp.                                       121,073
                                                                  900   TIS, Inc.                                             35,256
                                                                                                                       -------------
                                                                                                                             399,119
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.7%                             33   Millea Holdings, Inc.                                481,301
                                                               33,000   Mitsui Sumitomo Insurance Co., Ltd.                  303,282
                                                               25,000   Sompo Japan Insurance, Inc.                          261,546
                                                                9,750   T&D Holdings, Inc.                                   496,798
                                                                                                                       -------------
                                                                                                                           1,542,927
                      --------------------------------------------------------------------------------------------------------------
                      Internet Software &                          80   Yahoo! Japan Corp. (b)                               188,108
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Leisure Equipment &                      11,000   Fuji Photo Film Co., Ltd.                            403,141
                      Products - 0.3%                           3,000   Nikon Corp.                                           34,583
                                                                1,500   Sankyo Co., Ltd. (Gunma)                              72,784

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                                1,594   Sega Sammy Holdings, Inc.                      $      97,166
                                                                7,100   Yamaha Corp.                                         102,690
                                                                                                                       -------------
                                                                                                                             710,364
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.7%                          3,000   Amano Corp.                                           33,685
                                                                6,000   Hino Motors Ltd.                                      37,809
                                                                2,000   Hitachi Construction Machinery Co.,                   27,655
                                                                        Ltd.
                                                               28,000   Ishikawajima-Harima Heavy Industries                  45,288
                                                                        Co., Ltd.
                                                               30,000   Kawasaki Heavy Industries Ltd.                        51,889
                                                               31,000   Komatsu Ltd.                                         233,601
                                                               74,000   Kubota Corp.                                         395,737
                                                              154,000   Mitsubishi Heavy Industries Ltd.                     410,340
                                                               17,000   Mitsui Engineering & Shipbuilding                     32,264
                                                                        Co., Ltd.
                                                               12,000   NSK Ltd.                                              61,930
                                                                1,000   SMC Corp.                                            113,407
                                                               14,000   Sumitomo Heavy Industries Ltd.                        55,236
                                                                2,400   THK Co., Ltd.                                         48,579
                                                                2,000   Takuma Co., Ltd.                                      16,679
                                                                                                                       -------------
                                                                                                                           1,564,099
                      --------------------------------------------------------------------------------------------------------------
                      Marine - 0.3%                            13,000   Kawasaki Kisen Kaisha Ltd.                            89,940
                                                               53,000   Mitsui OSK Lines Ltd.                                341,408
                                                               23,000   Nippon Yusen Kabushiki Kaisha                        138,912
                                                                                                                       -------------
                                                                                                                             570,260
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                              3,400   Toho Co., Ltd.                                        55,692
                                                                1,000   Tokyo Broadcasting System, Inc.                       19,540
                                                                                                                       -------------
                                                                                                                              75,232
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.5%                    5,600   JFE Holdings, Inc.                                   156,545
                                                               59,000   Kobe Steel Ltd.                                      104,254
                                                               23,000   Mitsubishi Materials Corp.                            55,049
                                                               11,000   Nippon Light Metal Co., Ltd.                          28,693
                                                              122,000   Nippon Steel Corp.                                   309,106
                                                               18,000   Nisshin Steel Co., Ltd.                               47,289
                                                               89,000   Sumitomo Metal Industries Ltd.                       160,593
                                                               38,000   Sumitomo Metal Mining Co., Ltd.                      286,705
                                                                                                                       -------------
                                                                                                                           1,148,234
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.1%                   5,000   Daimaru, Inc.                                         44,643
                                                                4,000   Marui Co., Ltd.                                       53,889
                                                               18,888   Mitsukoshi Ltd.                                       98,890
                                                                  600   Ryohin Keikaku Co., Ltd.                              29,731
                                                                                                                       -------------
                                                                                                                             227,153
                      --------------------------------------------------------------------------------------------------------------
                      Office Electronics - 0.6%                20,400   Canon, Inc.                                        1,096,672
                                                                8,000   Konica Minolta Holdings, Inc.                         81,077
                                                               15,000   Ricoh Co., Ltd.                                      258,040
                                                                                                                       -------------
                                                                                                                           1,435,789
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 0.2%                         47,000   Nippon Mining Holdings, Inc.                         258,816
                                                               23,000   Nippon Oil Corp.                                     163,641
                                                                                                                       -------------
                                                                                                                             422,457
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.1%               23   Nippon Paper Group, Inc.                             106,442
                                                               20,000   OJI Paper Co., Ltd.                                  112,566
                                                                                                                       -------------
                                                                                                                             219,008
                      --------------------------------------------------------------------------------------------------------------
                      Personal Products - 0.0%                  1,200   Kanebo Ltd. (b)                                       16,694
                                                                3,000   Shiseido Co., Ltd.                                    39,688
                                                                                                                       -------------
                                                                                                                              56,382
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 1.2%                   12,400   Daiichi Pharmaceutical Co., Ltd.                     290,987
                                                                5,000   Eisai Co., Ltd.                                      170,157

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                               22,870   Fujisawa Pharmaceutical Co., Ltd.              $     551,074
                                                                9,000   Kyowa Hakko Kogyo Co., Ltd.                           69,082
                                                                9,500   Sankyo Co., Ltd.                                     200,729
                                                               28,000   Shionogi & Co., Ltd.                                 386,911
                                                                5,000   Taisho Pharmaceutical Co., Ltd.                      106,582
                                                               22,000   Takeda Pharmaceutical Co., Ltd.                    1,051,047
                                                                                                                       -------------
                                                                                                                           2,826,569
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.3%                        2,656   Leopalace21 Corp.                                     43,902
                                                               13,000   Mitsubishi Estate Co., Ltd.                          151,440
                                                               13,000   Mitsui Fudosan Co., Ltd.                             153,020
                                                               23,000   Sumitomo Realty & Development Co.,                   278,254
                                                                        Ltd.
                                                                9,000   Tokyu Land Corp.                                      37,949
                                                                                                                       -------------
                                                                                                                             664,565
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.4%                           26   Central Japan Railway Co.                            223,149
                                                               14,000   Keio Electric Railway Co., Ltd.                       83,246
                                                               18,600   Kintetsu Corp.                                        63,298
                                                               21,000   Nippon Express Co., Ltd.                             110,733
                                                               18,000   Odakyu Electric Railway Co., Ltd.                    110,228
                                                                1,000   Seino Transportation Co., Ltd.                         9,835
                                                               22,000   Tobu Railway Co., Ltd.                                89,061
                                                               18,000   Tokyu Corp.                                           94,073
                                                                   60   West Japan Railway Co.                               245,138
                                                                                                                       -------------
                                                                                                                           1,028,761
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors &                          4,500   NEC Electronics Corp. (g)                            210,359
                      Semiconductor Equipment - 0.4%            2,500   Rohm Co., Ltd.                                       241,913
                                                                7,200   Tokyo Electron Ltd.                                  411,294
                                                                                                                       -------------
                                                                                                                             863,566
                      --------------------------------------------------------------------------------------------------------------
                      Software - 0.1%                             800   Fuji Soft ABC, Inc.                                   24,533
                                                                2,200   Nintendo Co., Ltd.                                   240,651
                                                                  200   Oracle Corp. Japan                                     9,275
                                                                1,500   Trend Micro, Inc.                                     64,650
                                                                                                                       -------------
                                                                                                                             339,109
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.1%                     700   Fast Retailing Co., Ltd.                              42,474
                                                                1,200   Shimachu Co., Ltd.                                    31,414
                                                                  200   Shimamura Co., Ltd.                                   15,352
                                                                3,100   Yamada Denki Co., Ltd.                               162,883
                                                                                                                       -------------
                                                                                                                             252,123
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                3,000   Gunze Ltd.                                            13,996
                      Goods - 0.0%                              2,000   Tokyo Style Co., Ltd.                                 22,046
                                                               14,000   Toyobo Co., Ltd.                                      34,162
                                                                                                                       -------------
                                                                                                                              70,204
                      --------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.1%                               13   Japan Tobacco, Inc.                                  144,634
                      --------------------------------------------------------------------------------------------------------------
                      Trading Companies &                      21,000   Itochu Corp.                                         106,021
                      Distributors - 0.5%                      33,000   Marubeni Corp.                                       106,133
                                                               19,200   Mitsubishi Corp.                                     249,334
                                                               13,200   Mitsui & Co., Ltd.                                   122,053
                                                               55,000   Sumitomo Corp.                                       472,560
                                                                                                                       -------------
                                                                                                                           1,056,101
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                        NTT DoCoMo, Inc.                                     787,584
                      Services - 0.3%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Japan                      45,228,219
------------------------------------------------------------------------------------------------------------------------------------
New Zealand - 0.2%    Construction Materials - 0.0%            10,931   Fletcher Building Ltd.                                51,747
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            68,286   Telecom Corp. of New Zealand Ltd.                    295,029
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.0%                 9,652   Contact Energy Ltd.                            $      44,729
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                  15,063   Fisher & Paykel Healthcare Corp.                      32,110
                      Supplies - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.0%                 7,500   Fisher & Paykel Appliances Holdings                   15,881
                                                                        Ltd.
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                         10,411   Tower Ltd. (b)                                        13,138
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                              1,784   Independent Newspapers Ltd.                            7,631
                                                               14,232   Sky Network Television Ltd.                           65,243
                                                                                                                       -------------
                                                                                                                              72,874
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%           15,682   Carter Holt Harvey Ltd.                               22,026
                                                                  253   Tenon Ltd.                                               755
                                                                                                                       -------------
                                                                                                                              22,781
                      --------------------------------------------------------------------------------------------------------------
                      Transportation                            7,948   Auckland International Airport Ltd.                   45,899
                      Infrastructure - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in New Zealand                   594,188
------------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.8%      Aerospace & Defense - 0.0%                1,000   Singapore Technologies Engineering                     1,552
                                                                        Ltd.
                      --------------------------------------------------------------------------------------------------------------
                      Airlines - 0.1%                          26,468   Singapore Airlines Ltd.                              190,971
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.1%                     424   DBS Group Holdings Ltd.                                3,830
                                                               17,899   Oversea-Chinese Banking Corp.                        149,764
                                                               20,615   United Overseas Bank Ltd.                            179,989
                                                                                                                       -------------
                                                                                                                             333,583
                      --------------------------------------------------------------------------------------------------------------
                      Communications                            6,600   Datacraft Asia Limited                                 6,336
                      Equipment - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.0%            1,309   Creative Technology Ltd.                              12,619
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication           365,120   Singapore Telecommunications Ltd.                    564,516
                      Services - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                    6,000   Venture Corp. Ltd.                                    48,384
                      Instruments - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                  15,000   Parkway Holdings Ltd.                                 14,824
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                     1,501   Overseas Union Enterprise Ltd.                         7,417
                      Leisure - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.2%           4,527   Fraser and Neave Ltd.                                 41,721
                                                               49,000   Keppel Corp. Ltd.                                    323,834
                                                               24,000   SembCorp Industries Ltd.                              28,230
                                                                                                                       -------------
                                                                                                                             393,785
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                         11,634   SembCorp Marine Ltd.                                  13,614
                      --------------------------------------------------------------------------------------------------------------
                      Marine - 0.0%                            20,000   Neptune Orient Lines Ltd.                             44,625
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                             68,250   Singapore Press Holdings Ltd.                        188,698
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                       10,696   Allgreen Properties Ltd.                               7,653
                                                               20,000   Ascendas Real Estate Investment Trust                 22,798
                                                               26,000   CapitaLand Ltd.                                       37,046
                                                                5,000   City Developments Ltd.                                19,554
                                                                8,069   Keppel Land Ltd.                                      11,252
                                                               10,801   United Overseas Land Ltd.                             14,342
                                                               17,866   Wing Tai Holdings Ltd.                                10,074
                                                                                                                       -------------
                                                                                                                             122,719
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.0%                       10,883   SMRT Corp. Ltd.                                        6,137
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors &                         15,700   Chartered Semiconductor                               13,302
                      Semiconductor Equipment - 0.0%                    Manufacturing Ltd. (b)
                                                                4,000   STATS ChipPAC Ltd. (b)                                 2,571
                                                                                                                       -------------
                                                                                                                              15,873
                      --------------------------------------------------------------------------------------------------------------
                      Transportation                            7,000   SembCorp Logistics Ltd.                                6,918
                      Infrastructure - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Singapore                   1,972,571
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Pacific Basin/Asia     62,665,789
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 67.1%
------------------------------------------------------------------------------------------------------------------------------------
Austria - 0.5%        Building Products - 0.0%                  1,815   Wienerberger AG                                $      82,820
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.2%                   1,086   Bank Austria Creditanstalt AG                        107,268
                                                                5,117   Bayerische Hypo-und Vereinsbank                      125,691
                                                                        AG (b)
                                                                4,538   Erste Bank der Oesterreichischen                     237,976
                                                                        Sparkassen AG
                                                                                                                       -------------
                                                                                                                             470,935
                      --------------------------------------------------------------------------------------------------------------
                      Construction &                            1,524   VA Technologie                                       124,782
                      Engineering - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.0%               604   RHI AG                                                18,722
                      --------------------------------------------------------------------------------------------------------------
                      Containers & Packaging - 0.0%               163   Mayr-Melnhof Karton AG                                25,980
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication             6,092   Telekom Austria AG                                   119,553
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.0%                    80   Verbund - Oesterreichische                            18,195
                                                                        Elektrizitaetswirtschafts AG
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.1%                      599   Boehler-Uddeholm AG                                   81,944
                                                                1,462   Voestalpine AG                                       113,169
                                                                                                                       -------------
                                                                                                                             195,113
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 0.0%                            132   OMV AG                                                42,048
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.0%                        7,297   IMMOFINANZ Immobilien Anlagen                         66,669
                                                                        AG
                      --------------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage                          913   Hypo Real Estate Holding AG (b)                       38,125
                      Finance - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Transportation                              326   Flughafen Wien AG                                     21,951
                      Infrastructure - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Austria                     1,224,893
------------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.5%        Beverages - 0.1%                          2,654   InBev NV                                              93,165
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.2%                  12,025   Dexia                                                286,778
                                                                2,659   KBC Bancassurance Holding                            224,785
                                                                                                                       -------------
                                                                                                                             511,563
                      --------------------------------------------------------------------------------------------------------------
                      Construction &                           30,640   Suez SA                                                  398
                      Engineering - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Distributors - 0.0%                          90   D'ieteren SA                                          21,195
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial                    34,264   Fortis                                               978,793
                      Services - 0.6%                           3,933   Groupe Bruxelles Lambert SA                          359,595
                                                                                                                       -------------
                                                                                                                           1,338,388
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.1%                   527   Electrabel                                           237,049
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%                 522   Bekaert SA                                            43,995
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.1%             551   Colruyt SA                                            85,789
                                                                1,960   Delhaize Group                                       134,625
                                                                                                                       -------------
                                                                                                                             220,414
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                     553   Omega Pharma SA                                       28,590
                      Supplies - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Leisure Equipment &                          69   AGFA-Gevaert NV                                        2,420
                      Products - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.2%                    3,692   Umicore                                              375,706
                                                                  138   Umicore (b)                                               23
                                                                                                                       -------------
                                                                                                                             375,729
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.2%                    7,758   UCB SA                                               376,386
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                1,447   Mobistar SA (b)                                      127,410
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Belgium                     3,376,702
------------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.8%        Beverages - 0.1%                          2,265   Carlsberg A/S                                        112,614
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.1%                  11,076   Danske Bank A/S                                      322,201
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services &                     1,194   ISS A/S                                               97,275
                      Supplies - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Construction &                              696   FLS Industries A/S Class B                            12,870
                      Engineering - 0.0%
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication             6,249   TDC A/S                                        $     264,091
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%                 716   Vestas Wind Systems A/S (b)                           10,367
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.1%                      2,388   Danisco A/S                                          162,055
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                     929   GN Store Nord                                         10,696
                      Supplies - 0.0%                             688   William Demant Holding (b)                            34,447
                                                                                                                       -------------
                                                                                                                              45,143
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                            796   Topdanmark A/S (b)                                    59,434
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                            756   NKT Holding A/S                                       26,245
                      --------------------------------------------------------------------------------------------------------------
                      Marine - 0.1%                                27   AP Moller - Maersk A/S                               251,997
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.2%                    4,297   H Lundbeck A/S                                       104,573
                                                                6,117   Novo-Nordisk A/S B                                   341,481
                                                                                                                       -------------
                                                                                                                             446,054
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.0%                          531   DSV A/S                                               40,620
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Denmark                     1,850,966
------------------------------------------------------------------------------------------------------------------------------------
Finland - 1.4%        Auto Components - 0.0%                      288   Nokian Renkaat Oyj                                    46,525
                      --------------------------------------------------------------------------------------------------------------
                      Communications                           77,775   Nokia Oyj                                          1,208,917
                      Equipment - 0.6%
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication             8,608   TeliaSonera AB                                        51,574
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.1%                 8,993   Fortum Oyj                                           175,550
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.0%           1,819   Kesko Oyj Class B                                     46,856
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.1%                        7,289   Tietoenator Oyj                                      249,806
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.1%                          1,686   Pohjola Group Plc Class D                             20,400
                                                               11,286   Sampo Oyj                                            164,279
                                                                                                                       -------------
                                                                                                                             184,679
                      --------------------------------------------------------------------------------------------------------------
                      Leisure Equipment &                       2,232   Amer Sports Corp.                                     40,176
                      Products - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.2%                          4,645   Kone Oyj B Shares (b)                                362,030
                                                                2,855   Metso Oyj                                             51,279
                                                                1,642   Wartsila Oyj                                          43,534
                                                                                                                       -------------
                                                                                                                             456,843
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.1%                    6,264   Outokumpu Oyj                                        112,264
                                                                2,268   Rautaruukki Oyj                                       30,596
                                                                                                                       -------------
                                                                                                                             142,860
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.2%           24,739   Stora Enso Oyj Class R                               348,206
                                                                6,016   UPM-Kymmene Oyj                                      133,699
                                                                                                                       -------------
                                                                                                                             481,905
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.0%                    1,803   Orion Oyj Class B                                     27,697
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Finland                     3,113,388
------------------------------------------------------------------------------------------------------------------------------------
France - 9.3%         Aerospace & Defense - 0.2%               12,090   European Aeronautic Defense and                      362,335
                                                                        Space Co. (b)
                                                                2,645   Societe Nationale d'Etude et de
                                                                        Construction de Moteurs d'Avion (SNECMA)
                                                                        Moteurs d'Avion (SNECMA) (b)                          68,614
                                                                  686   Thales SA                                             28,681
                                                                2,877   Zodiac SA                                            133,822
                                                                                                                       -------------
                                                                                                                             593,452
                      --------------------------------------------------------------------------------------------------------------
                      Airlines - 0.1%                           9,476   Air France-KLM                                       170,815
                      --------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.2%                    7,453   Compagnie Generale des                               491,094
                                                                        Etablissements Michelin
                      --------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.4%                        9,782   Peugeot SA                                           623,198
                                                                2,438   Renault SA                                           218,312
                                                                                                                       -------------
                                                                                                                             841,510
                      --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.0%                            745   Pernod-Ricard                                        104,279
                      --------------------------------------------------------------------------------------------------------------
                      Building Products - 0.2%                  7,108   Cie de Saint-Gobain                                  434,181
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                          2,640   Air Liquide                                          486,868
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.4%                  24,931   BNP Paribas                                    $   1,770,741
                                                               19,109   Credit Agricole SA                                   520,789
                                                                8,538   Societe Generale                                     889,375
                                                                                                                       -------------
                                                                                                                           3,180,905
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services &                     2,491   Adecco SA Registered Shares (b)                      137,396
                      Supplies - 0.1%                           1,171   Societe BIC SA                                        66,613
                                                                                                                       -------------
                                                                                                                             204,009
                      --------------------------------------------------------------------------------------------------------------
                      Communications Equipment -                4,621   Alcatel SA (a)(b)                                     55,775
                      0.1%                                     20,599   Alcatel SA (b)                                       250,580
                                                                                                                       -------------
                                                                                                                             306,355
                      --------------------------------------------------------------------------------------------------------------
                      Construction &                           30,405   Suez SA (b)                                          817,186
                      Engineering - 0.4%
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.3%             1,076   Imerys SA                                             81,528
                                                                6,254   Lafarge SA                                           607,161
                                                                                                                       -------------
                                                                                                                             688,689
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            21,779   France Telecom SA                                    653,846
                      Services - 0.3%
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.1%               6,252   Alstom                                                 5,363
                                                                4,254   Schneider Electric SA                                334,210
                                                                                                                       -------------
                                                                                                                             339,573
                      --------------------------------------------------------------------------------------------------------------
                      Energy Equipment &                          485   Technip SA                                            81,312
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.4%          15,795   Carrefour SA                                         840,413
                                                                  797   Casino Guichard Perrachon SA (b)                      67,173
                                                                                                                       -------------
                                                                                                                             907,586
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.2%                      5,650   Groupe Danone                                        563,575
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                   1,776   Cie Generale d'Optique Essilor                       128,681
                      Supplies - 0.1%                                   International SA
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                     3,606   Accor SA                                             176,963
                      Leisure - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.0%                          400   Atos Origin (b)                                       27,111
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.8%                         46,211   AXA                                                1,234,191
                                                                6,060   AXA (a)                                              161,681
                                                                5,032   CNP Assurances (b)                                   357,401
                                                                                                                       -------------
                                                                                                                           1,753,273
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.3%                              3,881   Lagardere S.C.A.                                     294,565
                                                                  686   Societe Television Francaise 1                        21,754
                                                                4,415   Vivendi Universal SA                                 135,588
                                                                9,400   Vivendi Universal SA (a)                             287,640
                                                                                                                       -------------
                                                                                                                             739,547
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.2%                   24,544   Arcelor                                              562,371
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities & Unregulated            22,358   Suez SA                                              603,234
                      Power - 0.3%                              1,100   Veolia Environnement                                  39,114
                                                                                                                       -------------
                                                                                                                             642,348
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.2%                   4,209   Pinault-Printemps-Redoute                            451,293
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 1.1%                         10,486   Total SA                                           2,459,871
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.9%                   24,824   Sanofi-Aventis                                     2,098,671
                                                                  766   Sanofi-Aventis (a)                                    32,432
                                                                                                                       -------------
                                                                                                                           2,131,103
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.2%                        1,695   Gecina SA                                            194,076
                                                                  719   Klepierre                                             64,804
                                                                1,752   Unibail                                              208,230
                                                                                                                       -------------
                                                                                                                             467,110
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors &                         14,377   STMicroelectronics NV                                239,916
                      Semiconductor Equipment - 0.1%
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Software - 0.0%                           1,654   Business Objects SA (b)                        $      44,390
                                                                  725   Dassault Systemes SA                                  34,298
                                                                                                                       -------------
                                                                                                                              78,688
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                  232   Hermes International                                  46,826
                      Goods - 0.2%                              7,081   LVMH Moet Hennessy Louis Vuitton SA                  531,001
                                                                                                                       -------------
                                                                                                                             577,827
                      --------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.0%                            1,667   Altadis SA                                            68,332
                      --------------------------------------------------------------------------------------------------------------
                      Transportation                            3,833   Autoroutes du Sud de la France                       194,928
                      Infrastructure - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                3,952   Bouygues                                             157,065
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in France                     21,721,662
------------------------------------------------------------------------------------------------------------------------------------
Germany - 6.2%        Air Freight & Logistics - 0.1%           11,772   Deutsche Post AG                                     288,088
                      --------------------------------------------------------------------------------------------------------------
                      Airlines - 0.0%                               1   Deutsche Lufthansa AG                                     14
                      --------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.1%                    1,802   Continental AG                                       140,120
                      --------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.5%                       21,541   DaimlerChrysler AG                                   966,691
                                                                5,652   Volkswagen AG                                        269,731
                                                                                                                       -------------
                                                                                                                           1,236,422
                      --------------------------------------------------------------------------------------------------------------
                      Biotechnology - 0.0%                          1   Qiagen NV (b)                                             12
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.4%                   11,832   Deutsche Bank AG Registered Shares                 1,023,367
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.7%                         12,629   BASF AG                                              897,640
                                                               18,376   Bayer AG                                             608,282
                                                                1,239   Linde AG                                              85,344
                                                                                                                       -------------
                                                                                                                           1,591,266
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.3%                  13,178   Bayerische Hypo-und Vereinsbank AG (b)               323,182
                                                                9,131   Commerzbank AG                                       198,655
                                                                9,080   Depfa Bank Plc                                       143,970
                                                                                                                       -------------
                                                                                                                             665,807
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            63,099   Deutsche Telekom AG                                1,262,898
                      Services - 0.6%
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.7%                18,384   E.ON AG                                            1,581,458
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                    5,253   Epcos AG (b)                                          72,776
                      Instruments - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.1%           5,198   Metro AG                                             279,748
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.0%                      1,681   Suedzucker AG                                         33,907
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                   1,774   Celesio AG                                           145,412
                      Services - 0.1%                             914   Fresenius Medical Care AG                             74,183
                                                                                                                       -------------
                                                                                                                             219,595
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                    12,309   TUI AG                                               325,866
                      Leisure - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.4%          10,769   Siemens AG                                           854,449
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.7%                          8,400   Allianz AG (b)                                     1,295,852
                                                                2,459   Allianz AG Registered Shares                         313,032
                                                                  189   Muenchener Rueckversicherungs AG                      22,829
                                                                        Registered Shares
                                                                                                                       -------------
                                                                                                                           1,631,713
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                            900   MAN AG                                                40,354
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.2%                   20,338   ThyssenKrupp AG                                      420,008
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities & Unregulated            10,582   RWE AG                                               641,571
                      Power - 0.3%
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.0%                     900   KarstadtQuelle AG                                      9,053
                      --------------------------------------------------------------------------------------------------------------
                      Personal Products - 0.1%                  1,115   Beiersdorf AG                                        124,768
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 0.2%                    2,793   Altana AG                                            178,047
                                                                3,286   Schering AG                                          218,486
                                                                                                                       -------------
                                                                                                                             396,533
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Semiconductors &                          1,360   Infineon Technologies AG (b)                   $      13,080
                      Semiconductor Equipment - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Software - 0.4%                           5,469   SAP AG                                               883,566
                                                                1,900   SAP AG (a)                                            76,152
                                                                                                                       -------------
                                                                                                                             959,718
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                1,310   Adidas-Salomon AG                                    208,425
                      Goods - 0.1%                                412   Puma AG Rudolf Dassler Sport                         103,412
                                                                                                                       -------------
                                                                                                                             311,837
                      --------------------------------------------------------------------------------------------------------------
                      Thrifts & Mortgage                        5,160   Hypo Real Estate Holding AG                          215,604
                      Finance - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Germany                    14,340,032
------------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%         Beverages - 0.0%                          4,521   Coca Cola Hellenic Bottling Co. SA (b)               113,401
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.2%                   5,294   Alpha Bank AE                                        178,751
                                                                4,847   EFG Eurobank Ergasias SA                             150,555
                                                                6,858   National Bank of Greece SA                           232,985
                                                                    1   Piraeus Bank SA                                           18
                                                                                                                       -------------
                                                                                                                             562,309
                      --------------------------------------------------------------------------------------------------------------
                      Communications                            2,237   Intracom SA                                           11,339
                      Equipment - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.0%             2,002   Titan Cement Co. SA                                   66,869
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication             6,675   Hellenic Telecommunications                          117,461
                      Services - 0.0%                                   Organization SA
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.1%                 4,195   Public Power Corp.                                   121,144
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                     6,745   OPAP SA                                              197,588
                      Leisure - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.0%                    3,052   Viohalco, Hellenic Copper and Aluminum                24,196
                                                                        Industry SA
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 0.1%                          9,060   Hellenic Petroleum SA                                 90,430
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.0%                       1   Hellenic Duty Free Shops SA                               16
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                  531   Folli - Follie SA Registered Shares                   15,169
                      Goods - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication                2,740   Cosmote Mobile Telecommunications SA                  48,216
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Greece                      1,368,138
------------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.8%        Airlines - 0.1%                          12,393   Ryanair Holdings Plc (b)                              97,444
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.5%                  17,994   Allied Irish Banks Plc                               377,681
                                                               42,965   Bank of Ireland                                      680,378
                                                                                                                       -------------
                                                                                                                           1,058,059
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%            10,346   CRH Plc                                              271,881
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            15,064   Eircom Group Plc                                      39,352
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.1%                     27,855   Greencore Group Plc                                  114,399
                                                                4,738   Kerry Group Plc                                      114,226
                                                                                                                       -------------
                                                                                                                             228,625
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.0%                94,604   Waterford Wedgewood Plc (b)                            5,164
                                                               12,163   Waterford Wedgewood Plc Restricted                       664
                                                                        Shares
                                                                                                                       -------------
                                                                                                                               5,828
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.0%           2,597   DCC Plc                                               61,698
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                          3,641   Irish Life & Permanent Plc                            65,444
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                             13,178   Independent News & Media Plc                          43,673
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Ireland                     1,872,004
------------------------------------------------------------------------------------------------------------------------------------
Italy - 4.0%          Aerospace & Defense - 0.1%               88,194   Finmeccanica SpA                                      89,634
                      --------------------------------------------------------------------------------------------------------------
                      Automobiles - 0.0%                        2,305   Fiat SpA                                              16,806
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.1%                   11,690   Mediobanca SpA                                       203,873
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.1%                   8,444   Banca Antonveneta SpA                                274,575
                                                               61,451   Banca Intesa SpA                                     313,069

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                               43,428   Banca Intesa SpA (RNC)                         $     200,084
                                                               14,298   Banca Monte dei Paschi di Siena SpA                   48,258
                                                               41,036   Banca Nazionale del Lavoro SpA (b)                   132,531
                                                               10,212   Banca Popolare di Milano SCRL                         97,881
                                                                5,721   Banche Popolari Unite Scrl                           120,414
                                                                8,303   Banco Popolare di Verona e Novara Scrl               155,422
                                                               50,992   Capitalia SpA                                        266,809
                                                               29,814   Sanpaolo IMI SpA                                     468,110
                                                               91,986   UniCredito Italiano SpA                              541,678
                                                                                                                       -------------
                                                                                                                           2,618,831
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%             6,929   Italcementi SpA                                      116,798
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial                     3,925   FinecoGroup SpA                                       34,739
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication           188,197   Telecom Italia SpA                                   715,425
                      Services - 0.5%                         173,614   Telecom Italia SpA (RNC)                             544,462
                                                                                                                       -------------
                                                                                                                           1,259,887
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.4%                88,740   Enel SpA                                             851,371
                                                               51,218   Terna SpA                                            136,659
                                                                                                                       -------------
                                                                                                                             988,030
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                     38,410   Snam Rete Gas SpA                                    214,454
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.0%          64,255   Pirelli & C SpA                                       80,168
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.5%                         17,152   Alleanza Assicurazioni SpA                           224,476
                                                               20,673   Assicurazioni Generali SpA                           669,003
                                                               10,645   Riunione Adriatica di Sicurta SpA                    251,114
                                                                                                                       -------------
                                                                                                                           1,144,593
                      --------------------------------------------------------------------------------------------------------------
                      Internet Software &                      21,681   Telecom Italia Media SpA (b)                          12,145
                      Services - 0.0%                           1,689   Tiscali SpA (b)                                        6,012
                                                                                                                       -------------
                                                                                                                              18,157
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                             20,241   Mediaset SpA                                         291,998
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities & Unregulated            46,276   Edison SpA (b)                                        94,604
                      Power - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.0%                  18,782   Rinascente SpA (b)                                    12,205
                                                               18,782   Rozzano                                                    0
                                                                                                                       -------------
                                                                                                                              12,205
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 0.7%                         64,892   ENI SpA                                            1,690,107
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury                3,528   Bulgari SpA                                           42,046
                      Goods - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Transportation                            6,386   Autostrade SpA                                       165,842
                      Infrastructure - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication               37,410   TIM SpA                                              250,878
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Italy                       9,333,650
------------------------------------------------------------------------------------------------------------------------------------
Netherlands -         Air Freight & Logistics - 0.1%            7,395   TNT NV                                               210,959
4.7%                  --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.2%                         14,699   Heineken NV                                          510,637
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.1%                          1,831   DSM NV                                               129,334
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.4%                  42,019   ABN AMRO Holding NV                                1,045,232
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services &                     1,196   Randstad Holdings NV (b)                              53,377
                      Supplies - 0.0%                           1,984   Vedior NV                                             35,377
                                                                                                                       -------------
                                                                                                                              88,754
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial                       866   Euronext NV                                           30,895
                      Services - 0.7%                           1,771   ING Groep NV (a)                                      53,537
                                                               48,588   ING Groep NV CVA                                   1,471,330
                                                                                                                       -------------
                                                                                                                           1,555,762
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            68,340   Royal KPN NV                                         612,843
                      Services - 0.3%
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.0%             523   Koninklijke Ahold NV (a)(b)                    $       4,351
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.5%                      5,348   Royal Numico NV                                      219,358
                                                               11,997   Unilever NV                                          818,573
                                                                                                                       -------------
                                                                                                                           1,037,931
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.4%                35,835   Koninklijke Philips Electronics NV                   989,673
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.0%                       12,661   Getronics NV                                          29,454
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.2%                         35,234   Aegon NV                                             476,692
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                             12,187   Reed Elsevier NV                                     184,205
                                                                7,340   Wolters Kluwer NV                                    134,410
                                                                                                                       -------------
                                                                                                                             318,615
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 1.5%                         55,176   Royal Dutch Petroleum Co.                          3,307,233
                                                                1,435   Royal Dutch Petroleum Co. (a)                         86,157
                                                                                                                       -------------
                                                                                                                           3,393,390
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                        1,103   Corio NV                                              61,827
                                                                  679   Rodamco Europe NV                                     50,918
                                                                  631   Wereldhave NV                                         64,786
                                                                                                                       -------------
                                                                                                                             177,531
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors &                         12,025   ASML Holding NV (b)                                  203,636
                      Semiconductor Equipment - 0.1%            3,092   ASML Holding NV Registered                            51,853
                                                                        Shares (a)(b)
                                                                                                                       -------------
                                                                                                                             255,489
                      --------------------------------------------------------------------------------------------------------------
                      Trading Companies &                      13,061   Hagemeyer NV (b)                                      33,270
                      Distributors - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the Netherlands            10,869,917
------------------------------------------------------------------------------------------------------------------------------------
Norway - 0.7%         Airlines - 0.0%                           2,550   SAS AB (b)                                            25,543
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.1%                         11,332   Yara International ASA                               172,733
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.0%                   7,197   DNB NOR ASA                                           73,800
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services &                    14,679   Tomra Systems ASA                                     65,789
                      Supplies - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            19,310   Telenor ASA                                          174,311
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Energy Equipment &                        5,055   Smedvig ASA Class A                                   95,266
                      Services - 0.1%                           1,100   Stolt Offshore SA (b)                                  8,519
                                                                                                                       -------------
                                                                                                                             103,785
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.2%                     11,530   Orkla ASA                                            423,629
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                          6,327   Storebrand ASA                                        57,615
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                              1,224   Schibsted ASA                                         32,275
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 0.2%                          2,525   Norsk Hydro ASA                                      209,137
                                                               15,877   Statoil ASA                                          271,556
                                                                                                                       -------------
                                                                                                                             480,693
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%            2,689   Norske Skogindustrier ASA                             53,870
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Norway                      1,664,043
------------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%       Commercial Banks - 0.0%                  53,576   Banco Comercial Portugues SA                         146,223
                                                                        Registered Shares (b)
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            36,134   Portugal Telecom SGPS SA Registered                  424,531
                      Services - 0.2%                                   Shares
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.2%               148,454   Energias de Portugal SA                              414,816
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.0%          17,950   Sonae SGPS SA                                         27,061
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Portugal                    1,012,631
------------------------------------------------------------------------------------------------------------------------------------
Spain - 3.7%          Biotechnology - 0.0%                        677   Puleva Biotech SA (b)                                  2,314
                                                                3,764   Zeltia SA (g)                                         31,601
                                                                                                                       -------------
                                                                                                                              33,915
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 1.4%                  66,916   Banco Bilbao Vizcaya Argentaria SA  (g)            1,092,307
                                                                9,400   Banco Bilbao Vizcaya Argentaria SA (a)               152,938
                                                                2,965   Banco Popular Espanol SA                             192,287
                                                              145,277   Banco Santander Central Hispano SA                 1,772,914
                                                                                                                       -------------
                                                                                                                           3,210,446
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Construction &                            6,682   ACS Actividades de Construccion                $     165,869
                      Engineering - 0.2%                                y Servicios, SA
                                                                  696   Acciona SA                                            62,957
                                                                1,602   Fomento de Construcciones y Contratas SA              82,095
                                                                1,586   Grupo Ferrovial SA                                    90,056
                                                                2,672   Sacyr Vallehermoso SA                                 48,027
                                                                                                                       -------------
                                                                                                                             449,004
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication            71,970   Telefonica SA                                      1,257,118
                      Services - 0.8%                          11,221   Telefonica SA (a)                                    583,155
                                                                                                                       -------------
                                                                                                                           1,840,273
                      --------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.5%                25,281   Endesa SA                                            570,058
                                                               11,397   Iberdrola SA                                         298,908
                                                                8,186   Union Fenosa SA                                      243,737
                                                                                                                       -------------
                                                                                                                           1,112,703
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.0%                      3,946   Gas Natural SDG SA                                   113,748
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                     2,068   NH Hoteles SA                                         26,662
                      Leisure - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.1%                        8,260   Amadeus Global Travel Distribution                    78,151
                                                                        SA A
                                                                3,636   Indra Sistemas SA                                     65,401
                                                                                                                       -------------
                                                                                                                             143,552
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                          2,720   Corp Mapfre SA                                        41,996
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.1%                              1,402   Antena 3 de Television SA                            114,701
                                                                5,833   Sogecable SA (b)                                     234,172
                                                                                                                       -------------
                                                                                                                             348,873
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.0%                    6,443   Acerinox SA (g)                                      105,926
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 0.3%                         25,756   Repsol YPF SA (g)                                    683,533
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%            8,212   Reno de Medici SpA (b)                                 8,538
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.1%                   4,716   Inditex SA                                           141,399
                      --------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.1%                            4,653   Altadis SA                                           190,791
                      --------------------------------------------------------------------------------------------------------------
                      Transportation                            6,411   Abertis Infraestructuras SA                          145,227
                      Infrastructure - 0.1%                     4,822   Cintra Concesiones de Infraestructuras
                                                                        de Transporte SA                                      52,015
                                                                                                                       -------------
                                                                                                                             197,242
                      --------------------------------------------------------------------------------------------------------------
                      Water Utilities - 0.0%                    1,447   Sociedad General de Aguas de
                                                                        Barcelona SA
                                                                        Class A (g)                                           31,387
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Spain                       8,679,988
------------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.4%         Airlines - 0.0%                           1,594   SAS AB (b)(g)                                         16,064
                      --------------------------------------------------------------------------------------------------------------
                      Auto Components - 0.1%                   17,633   Trelleborg AB Class B                                306,685
                      --------------------------------------------------------------------------------------------------------------
                      Building Products - 0.1%                 12,264   Assa Abloy AB B                                      174,125
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.0%                    6,091   D Carnegie AB                                         69,617
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 0.5%                  54,581   Nordea Bank AB                                       554,086
                                                               11,521   Skandinaviska Enskilda Banken AB                     219,192
                                                                        Class A
                                                               12,755   Svenska Handelsbanken Class A                        302,431
                                                                                                                       -------------
                                                                                                                           1,075,709
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services &                     8,559   Securitas AB                                         137,319
                      Supplies - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Communications                          372,949   Telefonaktiebolaget LM Ericsson                    1,053,738
                      Equipment - 0.5%
                      --------------------------------------------------------------------------------------------------------------
                      Construction &                            9,834   Skanska AB Class B                                   119,379
                      Engineering - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial                     1,566   OMX AB                                                18,566
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication             3,850   Tele2 AB Class B                                     127,637
                      Services - 0.2%                          44,243   TeliaSonera AB                                       263,830
                                                                                                                       -------------
                                                                                                                             391,467
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                   4,970   Getinge AB Class B                                    74,446
                      Supplies - 0.0%
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                   2,038   Capio AB                                       $      30,961
                      Services - 0.1%                           8,492   Gambro AB Class A                                    116,350
                                                                6,735   Gambro AB Class B                                     91,799
                                                                                                                       -------------
                                                                                                                             239,110
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.0%           9,012   ABB Ltd. (b)                                          56,299
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.0%                         10,839   Skandia Forsakrings AB                                55,248
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.4%                          2,745   Atlas Copco AB Class A                               131,926
                                                                1,719   Atlas Copco AB Class B                                75,538
                                                                    6   SKF AB Class B                                           282
                                                                8,204   Sandvik AB                                           342,455
                                                                2,398   Scania AB Class B                                    102,482
                                                                2,449   Volvo AB Class A                                     105,009
                                                                5,640   Volvo AB Class B                                     250,241
                                                                                                                       -------------
                                                                                                                           1,007,933
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                              5,249   Eniro AB                                              62,229
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 0.1%                      821   Hoganas AB                                            23,663
                                                                3,460   Ssab Svenskt Stal AB Series B                         83,022
                                                                                                                       -------------
                                                                                                                             106,685
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 0.0%                          4,493   Lundin Petroleum AB (b)                               34,767
                      --------------------------------------------------------------------------------------------------------------
                      Paper & Forest Products - 0.0%            2,539   Svenska Cellulosa AB Class B                          96,070
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.2%                  11,182   Hennes & Mauritz AB B Shares                         385,794
                      --------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.0%                              505   Swedish Match AB                                       6,202
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Sweden                      5,487,452
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -         Building Products - 0.0%                     65   Geberit AG Registered Shares                          47,772
6.4%                  --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 1.6%                   32,389   Credit Suisse Group                                1,395,398
                                                               13,972   UBS AG Registered Shares                           1,179,237
                                                               13,958   UBS AG Registered Shares                           1,182,782
                                                                                                                       -------------
                                                                                                                           3,757,417
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.4%                          3,000   Ciba Specialty Chemicals AG                          194,815
                                                                        Registered Shares
                                                                9,012   Clariant AG                                          156,135
                                                                  181   Givaudan                                             116,627
                                                                2,345   Lonza Group AG Registered Shares                     144,017
                                                                3,578   Syngenta AG                                          374,941
                                                                                                                       -------------
                                                                                                                             986,535
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services &                       108   SGS SA                                                78,107
                      Supplies - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Computers & Peripherals - 0.1%            2,069   Logitech International SA Registered                 126,286
                                                                        Shares (b)
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%             4,834   Holcim Ltd.                                          298,297
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication               668   Swisscom AG                                          245,757
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%               2,847   ABB Ltd. (b)                                          17,747
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 1.0%                      8,563   Nestle SA Registered Shares                        2,351,071
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                     220   Nobel Biocare Holding AG                              46,468
                      Supplies - 0.1%                           2,367   Phonak Holding AG Registered Shares                   81,819
                                                                  195   Straumann Holding AG Registered                       42,374
                                                                        Shares
                                                                  395   Synthes, Inc.                                         44,077
                                                                                                                       -------------
                                                                                                                             214,738
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.6%                          9,384   Swiss Reinsurance Registered Shares (b)              674,335
                                                                4,077   Zurich Financial Services AG (b)                     717,982
                                                                                                                       -------------
                                                                                                                           1,392,317
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.0%                            128   Schindler Holding AG Participation                    47,575
                                                                        Certificates
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 2.0%                   58,877   Novartis AG Registered Shares                      2,756,386
                                                               16,877   Roche Holding AG                                   1,815,279
                                                                                                                       -------------
                                                                                                                           4,571,665
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Semiconductors &                          1,877   Micronas Semiconductor Holding AG               $     78,582
                      Semiconductor Equipment - 0.1%                    Registered Shares (b)
                                                                  713   Unaxis Holding AG (b)                                100,498
                                                                                                                       -------------
                                                                                                                             179,080
                      --------------------------------------------------------------------------------------------------------------
                      Textiles, Apparel & Luxury               15,941   Compagnie Financiere Richemont AG                    502,210
                      Goods - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Switzerland                14,816,574
------------------------------------------------------------------------------------------------------------------------------------
United Kingdom -      Aerospace & Defense - 0.3%               77,991   BAE Systems Plc                                      382,432
23.7%                                                          10,794   Meggitt Plc                                           53,694
                                                               38,530   Rolls-Royce Group Plc                                177,648
                                                            1,926,500   Rolls-Royce Group Plc B Shares                         3,731
                                                                                                                       -------------
                                                                                                                             617,505
                      --------------------------------------------------------------------------------------------------------------
                      Air Freight & Logistics - 0.1%           12,973   Exel  Plc                                            207,878
                      --------------------------------------------------------------------------------------------------------------
                      Airlines - 0.0%                          13,153   British Airways Plc (b)                               65,615
                      --------------------------------------------------------------------------------------------------------------
                      Beverages - 0.5%                         76,443   Diageo Plc                                         1,077,577
                                                               17,972   Scottish & Newcastle Plc                             156,386
                                                                                                                       -------------
                                                                                                                           1,233,963
                      --------------------------------------------------------------------------------------------------------------
                      Building Products - 0.1%                  3,878   BPB Plc                                               36,383
                                                               14,216   Novar Plc                                             50,032
                                                               25,426   Pilkington Plc                                        56,934
                                                                                                                       -------------
                                                                                                                             143,349
                      --------------------------------------------------------------------------------------------------------------
                      Capital Markets - 0.2%                   21,828   3i Group Plc                                         276,969
                                                               13,560   ICAP Plc                                              70,335
                                                                3,936   Schroders Plc                                         52,583
                                                                                                                       -------------
                                                                                                                             399,887
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                         12,707   BOC Group Plc                                        244,675
                                                               24,937   Imperial Chemical Industries Plc                     126,049
                                                                                                                       -------------
                                                                                                                             370,724
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Banks - 4.9%                 160,006   Barclays Plc                                       1,635,707
                                                               96,485   HBOS Plc                                           1,504,131
                                                              275,144   HSBC Holdings Plc                                  4,351,685
                                                              148,660   Lloyds TSB Group Plc                               1,342,746
                                                               77,607   Royal Bank of Scotland Group Plc                   2,469,534
                                                                                                                       -------------
                                                                                                                          11,303,803
                      --------------------------------------------------------------------------------------------------------------
                      Commercial Services &                     5,957   Aggreko Plc                                           20,262
                      Supplies - 0.3%                          18,614   Brambles Industries Plc                              106,575
                                                                6,353   Bunzl Plc                                             62,064
                                                                5,321   Capita Group Plc                                      37,805
                                                                6,198   De La Rue Plc                                         44,739
                                                               28,707   Group 4 Securicor Plc                                 74,316
                                                               63,621   Hays Plc                                             159,891
                                                               74,136   Rentokil Initial Plc                                 226,943
                                                                                                                       -------------
                                                                                                                             732,595
                      --------------------------------------------------------------------------------------------------------------
                      Construction & Engineering -              7,042   Amec Plc                                              42,448
                      0.1%                                     10,857   Balfour Beatty Plc                                    64,111
                                                                                                                       -------------
                                                                                                                             106,559
                      --------------------------------------------------------------------------------------------------------------
                      Construction Materials - 0.1%            27,269   Hanson Plc                                           257,896
                      --------------------------------------------------------------------------------------------------------------
                      Distributors - 0.0%                       1,903   Inchcape Plc                                          71,271
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Financial                     6,426   London Stock Exchange Plc                             55,097
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Diversified Telecommunication           276,100   BT Group Plc                                       1,072,137
                      Services - 0.5%                          58,162   Cable & Wireless Plc                                 142,050
                                                                                                                       -------------
                                                                                                                           1,214,187
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Electric Utilities - 0.3%                20,079   Scottish & Southern Energy Plc                 $     334,454
                                                               39,562   Scottish Power Plc                                   305,755
                                                                2,200   Scottish Power Plc (a)                                68,640
                                                                                                                       -------------
                                                                                                                             708,849
                      --------------------------------------------------------------------------------------------------------------
                      Electrical Equipment - 0.0%              27,423   Kidde Plc                                             86,537
                      --------------------------------------------------------------------------------------------------------------
                      Electronic Equipment &                    1,073   Electrocomponents Plc                                  5,018
                      Instruments - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Food & Staples Retailing - 0.7%          16,529   Boots Group Plc                                      194,740
                                                               85,219   J Sainsbury Plc                                      465,781
                                                              176,682   Tesco Plc                                          1,056,667
                                                                                                                       -------------
                                                                                                                           1,717,188
                      --------------------------------------------------------------------------------------------------------------
                      Food Products - 0.3%                     60,598   Cadbury Schweppes Plc                                607,457
                                                                2,965   Unilever Plc                                          29,302
                                                                                                                       -------------
                                                                                                                             636,759
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Equipment &                   4,711   SSL International Plc                                 26,951
                      Supplies - 0.1%                          20,103   Smith & Nephew Plc                                   188,984
                                                                                                                       -------------
                                                                                                                             215,935
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                  16,812   Alliance Unichem Plc                                 245,726
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Hotels, Restaurants &                     7,424   Carnival Plc                                         407,667
                      Leisure - 0.7%                            3,167   Enterprise Inns Plc                                   46,140
                                                               55,670   Hilton Group Plc                                     316,636
                                                               11,379   Intercontinental Hotels Group Plc                    132,774
                                                               13,392   Mitchells & Butlers Plc                               87,178
                                                                3,494   Rank Group Plc                                        18,074
                                                               24,156   Whitbread Plc                                        425,187
                                                               10,980   William Hill Plc                                     114,321
                                                                                                                       -------------
                                                                                                                           1,547,977
                      --------------------------------------------------------------------------------------------------------------
                      Household Durables - 0.2%                 7,641   Barratt Developments  Plc                             95,222
                                                                2,946   Bellway Plc                                           48,988
                                                                2,733   Berkeley Group Holdings Plc                           41,857
                                                                8,238   Persimmon Plc                                        117,606
                                                               15,994   Taylor Woodrow Plc                                    92,481
                                                                9,649   Wimpey George Plc                                     80,224
                                                                                                                       -------------
                                                                                                                             476,378
                      --------------------------------------------------------------------------------------------------------------
                      IT Services - 0.0%                       18,660   LogicaCMG Plc                                         62,410
                      --------------------------------------------------------------------------------------------------------------
                      Industrial Conglomerates - 0.1%           8,330   Smiths Group Plc                                     134,030
                      --------------------------------------------------------------------------------------------------------------
                      Insurance - 0.8%                         53,349   Aviva Plc                                            640,136
                                                               46,776   Friends Provident Plc                                156,668
                                                              120,803   Legal & General Group Plc                            258,516
                                                               68,264   Prudential Plc                                       652,701
                                                               71,649   Royal & Sun Alliance Insurance Group                 106,280
                                                                                                                       -------------
                                                                                                                           1,814,301
                      --------------------------------------------------------------------------------------------------------------
                      Internet & Catalog Retail - 0.1%         20,117   GUS Plc                                              346,301
                      --------------------------------------------------------------------------------------------------------------
                      Internet Software &                         334   Iona Technologies Plc (b)                              1,336
                      Services - 0.0%
                      --------------------------------------------------------------------------------------------------------------
                      Machinery - 0.1%                         88,591   FKI Plc                                              177,865
                                                               11,573   IMI Plc                                               89,770
                                                                                                                       -------------
                                                                                                                             267,635
                      --------------------------------------------------------------------------------------------------------------
                      Media - 1.0%                             26,156   Aegis Group Plc                                       50,413
                                                               23,538   British Sky Broadcasting Plc                         258,193
                                                                7,300   Daily Mail & General Trust                            99,318
                                                                4,633   Emap Plc                                              72,663
                                                              119,883   ITV Plc                                              288,828

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                                                               21,970   Pearson Plc                                    $     267,770
                                                               40,906   Reed Elsevier Plc                                    423,970
                                                                3,643   Trinity Mirror Plc                                    48,256
                                                                8,873   United Business Media Plc                             89,198
                                                               47,008   WPP Group Plc                                        535,181
                                                               15,593   Yell Group Plc                                       139,368
                                                                                                                       -------------
                                                                                                                           2,273,158
                      --------------------------------------------------------------------------------------------------------------
                      Metals & Mining - 1.0%                   31,515   Anglo American Plc                                   747,365
                                                               54,088   BHP Billiton Plc                                     726,679
                                                               96,699   Corus Group Plc (b)                                   98,671
                                                               25,514   Rio Tinto Plc Registered Shares                      824,899
                                                                                                                       -------------
                                                                                                                           2,397,614
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities & Unregulated            37,166   International Power Plc (b)                          125,886
                      Power - 0.4%                             67,571   National Grid Transco Plc                            625,965
                                                                8,934   United Utilities Plc Class A                          76,052
                                                                                                                       -------------
                                                                                                                             827,903
                      --------------------------------------------------------------------------------------------------------------
                      Multiline Retail - 0.4%                  79,524   Marks & Spencer Group Plc                            519,932
                                                               16,198   Next Plc                                             487,278
                                                                                                                       -------------
                                                                                                                           1,007,210
                      --------------------------------------------------------------------------------------------------------------
                      Oil & Gas - 3.8%                        100,318   BG Group Plc (b)                                     779,573
                                                              493,542   BP Plc                                             5,115,319
                                                                6,620   BP Plc (a)                                           413,088
                                                              271,351   Shell Transport & Trading Co. Plc                  2,435,550
                                                                                                                       -------------
                                                                                                                           8,743,530
                      --------------------------------------------------------------------------------------------------------------
                      Pharmaceuticals - 2.2%                   43,376   AstraZeneca Plc                                    1,709,762
                                                              149,735   GlaxoSmithKline Plc (b)                            3,432,070
                                                                                                                       -------------
                                                                                                                           5,141,832
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.5%                       18,117   British Land Co. Plc                                 275,242
                                                                7,510   Hammerson Plc                                        117,998
                                                               22,652   Land Securities Group Plc                            553,448
                                                                5,932   Liberty International Plc                            108,000
                                                               11,701   Slough Estates Plc                                   107,788
                                                                                                                       -------------
                                                                                                                           1,162,476
                      --------------------------------------------------------------------------------------------------------------
                      Road & Rail - 0.0%                        5,470   Arriva Plc                                            54,265
                                                               20,081   Stagecoach Group Plc                                  41,930
                                                                                                                       -------------
                                                                                                                              96,195
                      --------------------------------------------------------------------------------------------------------------
                      Semiconductors &                        108,104   ARM Holdings Plc (b)                                 214,999
                      Semiconductor Equipment - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Software - 0.1%                          54,868   Misys Plc                                            229,649
                                                                9,864   Sage Group Plc                                        37,511
                                                                                                                       -------------
                                                                                                                             267,160
                      --------------------------------------------------------------------------------------------------------------
                      Specialty Retail - 0.2%                 109,999   Dixons Group Plc                                     317,499
                                                               10,161   HMV Group Plc                                         48,049
                                                               13,369   Kesa Electricals Plc                                  76,355
                                                               14,275   MFI Furniture Plc                                     31,560
                                                               43,726   Signet Group Plc                                      88,822
                                                                                                                       -------------
                                                                                                                             562,285
                      --------------------------------------------------------------------------------------------------------------
                      Tobacco - 0.5%                           39,761   British American Tobacco Plc                         700,989
                                                               14,847   Imperial Tobacco Group Plc                           389,684
                                                                                                                       -------------
                                                                                                                           1,090,673
                      --------------------------------------------------------------------------------------------------------------
                      Trading Companies &                       6,374   Grafton Group Plc                                     75,384
                      Distributors - 0.2%                      14,875   Wolseley Plc                                         311,436
                                                                                                                       -------------
                                                                                                                             386,820
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                               Shares
Country               Industry*                                  Held   Common Stocks                                          Value
------------------------------------------------------------------------------------------------------------------------------------
                      Transportation                            8,711   Associated British Ports Holdings Plc          $      79,092
                      Infrastructure - 0.4%                    52,815   BAA Plc                                              582,331
                                                               14,537   BBA Group Plc                                         82,888
                                                               43,933   The Peninsular and Oriental Steam                    240,332
                                                                        Navigation Co.
                                                                                                                       -------------
                                                                                                                             984,643
                      --------------------------------------------------------------------------------------------------------------
                      Water Utilities - 0.1%                   10,450   Kelda Group Plc                                      118,084
                                                               13,130   Severn Trent Plc                                     227,017
                                                                                                                       -------------
                                                                                                                             345,101
                      --------------------------------------------------------------------------------------------------------------
                      Wireless Telecommunication            1,702,798   Vodafone Group Plc                                 4,520,760
                      Services - 2.0%                           2,315   Vodafone Group Plc (a)                                61,486
                                                                                                                       -------------
                                                                                                                           4,582,246
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in the                        55,130,554
                                                                        United Kingdom
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Common Stocks in Western                   155,862,594
                                                                        Europe
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Common Stocks               218,940,851
                                                                        (Cost - $151,639,275) - 94.2%
                      --------------------------------------------------------------------------------------------------------------

                                                                        Preferred Stocks
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.1%
------------------------------------------------------------------------------------------------------------------------------------
Australia - 0.1%      Commercial Banks - 0.1%                   9,400   National Australia Bank Ltd. (d)                     344,980
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in the
                                                                         Pacific Basin/Asia                                  344,980
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.6%
------------------------------------------------------------------------------------------------------------------------------------
Germany - 0.6%        Automobiles - 0.2%                          200   Porsche AG                                           145,560
                                                                6,499   Volkswagen AG                                        234,979
                                                                                                                       -------------
                                                                                                                             380,539
                      --------------------------------------------------------------------------------------------------------------
                      Chemicals - 0.2%                          4,696   Henkel KGaA                                          425,694
                      --------------------------------------------------------------------------------------------------------------
                      Health Care Providers &                   3,344   Fresenius Medical Care AG                            193,180
                      Services - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                      Media - 0.0%                              2,629   ProSieben SAT.1 Media AG                              49,407
                      --------------------------------------------------------------------------------------------------------------
                      Multi-Utilities & Unregulated             4,481   RWE AG                                               237,724
                      Power - 0.1%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Preferred Stocks in Western                  1,286,544
                                                                        Europe
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Preferred Stocks              1,631,524
                                                                        (Cost - $1,335,892) - 0.7%
                      --------------------------------------------------------------------------------------------------------------

                                                                        Warrants (c)
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
Hong Kong -           Chemicals - 0.0%                          5,600   Kingboard Chemicals Holdings
0.0%                                                                    (expires 12/31/2006)                                   4,559
------------------------------------------------------------------------------------------------------------------------------------
                                                                        Total Warrants in Hong Kong                            4,559
------------------------------------------------------------------------------------------------------------------------------------
Singapore -           Real Estate - 0.0%                        7,100   City Developments Ltd.
0.0%                                                                    (expires 5/10/2006)                                   17,219
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Warrants in Singapore                           17,219
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Warrants in the Pacific                         21,778
                                                                        Basin/Asia
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.0%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.0%         Food & Staples Retailing - 0.0%             383   Casino Guichard Perrachon SA
                                                                        (expires 12/15/2005)                                      20
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Warrants in Western Europe                          20
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Warrants
                                                                        (Cost - $15,571) - 0.0%                               21,798
                      --------------------------------------------------------------------------------------------------------------

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

------------------------------------------------------------------------------------------------------------------------------------
                                                  Currency       Face
Country               Industry*               Denomination     Amount   Fixed Income Securities                                Value
------------------------------------------------------------------------------------------------------------------------------------
Pacific Basin/Asia - 0.7%
------------------------------------------------------------------------------------------------------------------------------------
Japan - 0.7%          Air Freight &                    JPY  7,000,000   Yamato Transport Yamtra Series 7, 1.20%        $      88,249
                      Logistics - 0.0%                                  due 9/30/2009 (d)
                      --------------------------------------------------------------------------------------------------------------
                      Commercial                            5,000,000   The Bank of Fukuoka Ltd. Series 2, 1.10%              70,527
                      Banks - 0.4%                                      due 9/28/2007 (d)
                                                           45,000,000   SMFG Finance Ltd., 2.25% due 7/11/2005               967,652
                                                                        Regulation S (b)
                                                                                                                       -------------
                                                                                                                           1,038,179
                      --------------------------------------------------------------------------------------------------------------
                      Gas Utilities - 0.1%                 11,000,000   Tokyo Gas Co. Ltd. Series 5, 1.20%                   132,018
                                                                        due 3/31/2009 (d)
                      --------------------------------------------------------------------------------------------------------------
                      Real Estate - 0.1%                   15,000,000   Mitsubishi Estate Co. Ltd., 0%                       155,678
                                                                        due 9/30/2006 (d)(e)
                      --------------------------------------------------------------------------------------------------------------
                      Trading Companies &                  15,000,000   Mitsubishi Corp., 2.494%                             170,302
                      & Distributors - 0.1%                             due 6/17/2011 (d)(e)
                                                           13,000,000   Mitsui & Co. Ltd. Series 6, 1.05%                    148,914
                                                                        due 9/30/2009 (d)
                                                                                                                       -------------
                                                                                                                             319,216
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Securities in the
                                                                        Pacific Basin/Asia                                 1,733,340
------------------------------------------------------------------------------------------------------------------------------------
Western Europe - 0.3%
------------------------------------------------------------------------------------------------------------------------------------
France - 0.2%         Communications                   EUR    250,790   Alcatel SA, 4.75% due 1/01/2011 (d)                  347,601
                      Equipment - 0.2%
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Securities in France              347,601
------------------------------------------------------------------------------------------------------------------------------------
Switzerland -         Industrial Conglomerates - 0.1%  CHF    250,000   ABB International Finance Ltd., 3.50%                235,443
0.1%                  Conglomerates - 0.1%                              due 9/10/2010 (d)
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Securities in                     235,443
                                                                        Switzerland
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Fixed Income Securities in                     583,044
                                                                        Western Europe
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Fixed Income
                                                                        Securities (Cost - $1,701,954) - 1.0%              2,316,384
------------------------------------------------------------------------------------------------------------------------------------

                                                           Beneficial
                                                            Interest    Short-Term Securities
------------------------------------------------------------------------------------------------------------------------------------
                                                          $ 1,706,395   Merrill Lynch Liquidity Series, LLC
                                                                        Cash Sweep Series I (f)                            1,706,395
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Investments in Short-Term
                                                                        Securities (Cost - $1,706,395) - 0.7%              1,706,395
                      --------------------------------------------------------------------------------------------------------------
                                                                        Total Investments
                                                                        (Cost - $156,399,087**) - 96.6%                  224,616,952

                                                                        Other Assets Less Liabilities - 3.4%               7,838,498
                                                                                                                       -------------
                                                                        Net Assets - 100.0%                            $ 232,455,450
                                                                                                                       =============

* For Series compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** The cost and unrealized appreciation (depreciation) of investments as of March 31, 2005, as computed for federal income tax purposes, were as follows:

            Aggregate cost                                        $ 185,841,553
                                                                  =============
            Gross unrealized appreciation                         $  40,960,423
            Gross unrealized depreciation                            (2,185,024)
                                                                  -------------
            Net unrealized appreciation                           $  38,775,399
                                                                  =============

(a)   Depositary Receipts.
(b)   Non-income producing security.
(c) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)   Convertible security.
(e) Represents a zero coupon bond; the interest shown reflects the effective yield at the time of purchase by the Series.

Master Enhanced International Series
Schedule of Investments as of March 31, 2005                   (in U.S. dollars)

(f) Investments in companies considered to be an affiliate of the Series (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      --------------------------------------------------------------------------
                                                   Net                Interest
      Affiliate                                  Activity              Income
      --------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
      Cash Sweep Series I                      $(2,150,384)         $    14,627
      --------------------------------------------------------------------------

(g)   Security, or a portion of security, is on loan.

      Financial futures contracts purchased as of March 31, 2005 were as follows:

      --------------------------------------------------------------------------------------------------------
                                                                                                    Unrealized
      Number of                                                  Expiration          Face         Appreciation
      Contracts       Issue                    Exchange             Date             Value      (Depreciation)
      --------------------------------------------------------------------------------------------------------
        15      Cac40 10 Euro Future           Matif (Par)       April 2005       $   788,967        $   5,637
        37      DJ Euro Stoxx 50               Eurex             June 2005        $ 1,456,226          (12,176)
         8      Dax Index 25 Euro Future       DTB               June 2005        $ 1,138,035           (4,093)
        21      FTSE 100 Index Future          LIFFE             June 2005        $ 1,977,593          (28,225)
         3      Hang Seng Index Future         Hong Kong         April 2005       $   260,887           (2,789)
         2      IBEX 35 Plus Index Future      Spanish Op        April 2005       $   240,409             (130)
         5      OMX Stock Index Future         OMX               April 2005       $    53,387              619
         2      SPI 200 Index Future           Sydney            June 2005        $   164,687           (5,065)
        25      Topix Index Future             Tokyo             June 2005        $ 2,776,689          (17,480)
      --------------------------------------------------------------------------------------------------------
      Total Unrealized Depreciation - Net                                                            $ (63,702)
                                                                                                     =========

      Forward foreign exchange contracts as of March 31, 2005 were as follows:

      -------------------------------------------------------------------------
      Foreign Currency                          Settlement           Unrealized
      Purchased                                       Date         Depreciation
      -------------------------------------------------------------------------
      EUR                  1,340,000            April 2005            $ (23,634)
      JPY                 15,000,000            April 2005               (3,210)
      SEK                    775,000            April 2005               (2,685)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign Exchange
      Contracts - Net (USD Commitment - $2,021,734)                   $ (29,529)
                                                                      =========

      Currency Abbreviations:

      CHF        Swiss Franc
      EUR        Euro
      JPY        Japanese Yen
      SEK        Swedish Krona
      USD        U.S. Dollar

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Enhanced International Series of Quantitative Master Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: May 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: May 23, 2005

By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Financial Officer
    Master Enhanced International Series of Quantitative Master Series Trust

Date: May 23, 2005